Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 49.9	$ 54.3	$ 54.9